Loan receivable	6 Months Ended
Jun. 30, 2026
Loan Receivable
Loan receivable

Note 5 – Loan receivable

Loan receivable consists of the following:

Lender Name	Maturities	Interest	Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
				US$	US$
Allen Peter Anthony	October 2026	One-time fee of US $7,000	None	$-	$400,872
Loan receivable				$-	$400,872